SIMPLE AGREEMENTS FOR FUTURE EQUITY	12 Months Ended
Sep. 30, 2021
CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE
SIMPLE AGREEMENTS FOR FUTURE EQUITY

8. SIMPLE AGREEMENTS FOR FUTURE EQUITY

In July 2020, Particle entered into Simple Agreements for Future Equity (“SAFE”) with twenty two accredited investors pursuant to which Particle received $785,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 981,250 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $47,100 in broker fees which were expensed as business development expenses.

In October 2020, Particle entered into Simple Agreements for Future Equity (“SAFE”) with two accredited investors pursuant to which Particle received $55,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 68,750 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $4,125 in broker fees which were expensed as business development expenses.

During the three months ended March 31, 2021, Particle entered into Simple Agreements for Future Equity (“SAFE”) with five accredited investors pursuant to which Particle received $340,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 68,750 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $23,660 in broker fees which were expensed as business development expenses.

Through August 9, 2021, $1,125,000 has been raised through the sale of SAFE instruments. On this date, certain investors elected to convert their SAFE instruments balance and accrued interest into Know Labs common stock. The Company issued 480,600 shares of common stock at an average price of $2.00 per share or $961,200 related to the conversion into the Company’s common shares. The exercise price was below the fair market value of Know Labs stock, as such the Company recorded a beneficial conversion feature of $72,090.

The Company also issued five year warrants to these investors for 240,000 shares of the Company’s common stock. The warrants are exercisable at $2.40 per share. The warrants were valued at $1.641 per share or $394,332 and were expensed during the current year The Company repaid $253,800 to investors that elected to redeem their SAFE instruments for cash.

The Company recorded interest expense of $90,000 and paid $54,108 to Boustead Securities LLC in fees during the year ended

September 30, 2021 related to this transaction. The Company also issued a five year warrant to Boustead Securities LLC for 43,254 shares of the Company’s common stock. The warrant is exercisable at $2.40 per share and was valued at $1.641 per share or $70,980.